UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03692

Morgan Stanley Variable Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2020

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2020

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Investment Series

Table of Contents

Letter to the Shareholders	1
Fund Performance	5
Expense Example	6
Portfolio of Investments	8
Financial Statements:
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Notes to Financial Statements	24
Financial Highlights	42
Investment Advisory Agreement Approval	44
Liquidity Risk Management Program	47
Trustee and Officer Information	49

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ■ June 30, 2020 (unaudited)

Dear Shareholder:

2020 began with a "risk-off" sentiment in the markets as a military escalation between the U.S. and Iran as well as the coronavirus outbreak in China weighed on investors. However, by the beginning of March, this risk-off sentiment quickly became full-blown panic as the COVID-19 epidemic engulfed the rest of the world in a global pandemic, leading to rapidly rising deaths and infections, lockdowns of populations and closing of economies.

In March 2020, stock markets crashed, oil prices plunged and unemployment soared. The global financial system experienced panic unlike anything seen since 2008. But, instead of a run on banks, we had a run on stocks, bonds and money market funds. There was a global rush to U.S. dollar cash, resulting in a market overwhelmed by position unwinds, forced selling and funding stresses of unprecedented size.

This elicited an unprecedented response by monetary authorities worldwide. Rates were cut to the effective lower bound (where they were not already) and trillions of dollars were injected into money markets and bond markets. The Federal Reserve announced new programs with a whole new set of acronyms (e.g., TALF, MMLF, CPFF, PMCCF, SMCCF). The announcement of these unprecedented liquidity initiatives, some specifically targeting the U.S. investment grade credit market, was the pivotal point of spread retracement for 2020.

The U.S. government also passed a landmark $2 trillion coronavirus response bill, the CARES Act, to provide emergency relief to various groups in the U.S. The CARES Act aims to provide relief to individuals, small businesses, big corporations, hospitals and public health agencies, federal safety nets, state and local governments, and education.

Markets enjoyed a historic bounce back in the second quarter of 2020, after a volatile COVID-19 and lockdown-driven first quarter. Equities rallied and credit spreads moved tighter. However, by the end of the second quarter, news on the virus front was no longer all positive. Rising infection rates in the U.S. (and globally) detracted from the uniformly good economic data, which beat expectations across the board. Once again, government bond yields remained exceptionally well anchored, hardly moving over the second quarter. In fact, U.S. Treasury yields ended the second quarter of 2020 basically unchanged from the start of the quarter. While this does not sound necessarily positive, it is an achievement that government bond yields remained unchanged when economic data surpassed even the most bullish forecasts and high yield bonds and equities posted double-digit returns. Indeed, anchoring government bond yields and intervening in credit (both corporate and mortgage) markets are the central bank playbook. So far, it has been a

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ■ June 30, 2020 (unaudited) continued

winning strategy. Whether or not central banks win the war will require progress on the health front; for an economy cannot be normal if people cannot work or feel safe spending money.

Spreads on the Bloomberg Barclays U.S. Corporate Index ended the reporting period at 150 basis points (bps) over government bonds after gapping as wide as 373 bps on March 23, 2020, during the peak of the crisis.i For the reporting period as a whole, spreads are only 57 bps wider.i

During the six-month period, the U.S. investment grade corporate market saw historic issuance totaling $1.2 trillion, shattering the previous record.ii We would note that the first wave of supply specifically addressed liquidity needs, while the second wave of supply was driven by issuers taking advantage of improving market conditions and historically low rates. New issue supply was absorbed well by the market, which saw net inflows of $7.1 billion over the period.ii

Going forward, key risks remain, such as further increases in infection rates and a slowing of the initial rebound in economic momentum. However, potentially positive medical developments and turbo-charged fiscal and monetary stimulus could drive a squeeze in credit product over the less liquid summer months. Our target is for tighter spreads in the next six months, but we would not expect a straight line tighter.

For the six-month period ended June 30, 2020, Variable Investment Series — Income Plus Portfolio (the "Fund") Class X shares produced a total return of 4.63%, underperforming the Bloomberg Barclays U.S. Corporate Index (the "Index")1, which returned 5.02%. For the same period, the Fund's Class Y shares returned 4.37%. Past performance is no guarantee of future results.

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Fund's overall investment grade corporate bond positioning had a negative impact on performance. As spreads widened across the board, generally any sectors the Fund was overweight detracted from performance while any underweight positioning was largely additive. Exposure to airlines was the largest detractor over the period as this sector came under significant stress given stay-at-home orders and muted travel globally. A small overweight to energy also detracted as oil prices dropped drastically during this

i  Source: Bloomberg Barclays. Data as of June 30, 2020.

ii  Source: Deutsche Bank. Data as of June 30, 2020.

1  The Bloomberg Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ■ June 30, 2020 (unaudited) continued

period on the back of decreased demand due to COVID-19 and increased supply due to a collapse of Organization of the Petroleum Exporting Countries negotiations. The portfolio's overweight positioning to financials, specifically to banking and financial companies, also had a negative impact on performance. These losses were partially offset by underweights to the consumer non-cyclical, capital goods and technology sectors, which contributed positively. High yield bond exposure also contributed positively to returns as several "fallen angels" rallied in the second quarter, particularly in the energy sector. Fallen angels are bonds that were initially issued with investment grade credit ratings but have been downgraded to high yield (below investment grade) ratings.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon
President and Principal Executive Officer

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ■ June 30, 2020 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Fund Performance ■ June 30, 2020 (unaudited)

Average Annual Total Returns — Period Ended June 30, 2020(1)
	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
Class X	9.37%	5.55%	5.91%	6.89%	0.81%	3/1/1987
Class Y	9.01%	5.28%	5.64%	6.07%	1.06%	6/5/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Fund shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of the Fund's fiscal year end as outlined in the Fund's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Expense Example ■ June 30, 2020 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and services (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/20 – 06/30/20.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the tables is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Expense Example ■ June 30, 2020 (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/20	06/30/20	01/01/20 – 06/30/20
Class X
Actual (4.63% return)	$1,000.00	$1,046.30	$4.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.59	$4.32
Class Y
Actual (4.37% return)	$1,000.00	$1,043.70	$5.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.34	$5.57

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.86% and 1.11% for Class X and Class Y shares, respectively, multiplied by the average account value over the period and multiplied by 182/366 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2020 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (97.6%)
	Basic Materials (4.4%)
$225	Air Products and Chemicals, Inc.	2.80%	05/15/50	$237,111
200	Braskem Netherlands Finance BV (Brazil) (a)	4.50	01/31/30	183,350
200	Celulosa Arauco y Constitucion SA (Chile) (a)	4.20	01/29/30	204,088
150	DuPont de Nemours, Inc.	5.319	11/15/38	190,414
75	DuPont de Nemours, Inc.	5.419	11/15/48	98,948
350	Georgia-Pacific LLC (a)	2.30	04/30/30	365,071
225	Glencore Funding LLC (Switzerland) (a)	4.125	03/12/24	241,429
175	Glencore Funding LLC (Switzerland) (a)	4.875	03/12/29	197,533
500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	483,459
75	Newmont Corp.	5.45	06/09/44	100,386
200	NOVA Chemicals Corp. (Canada) (a)	4.875	06/01/24	187,021
225	Nucor Corp.	2.70	06/01/30	236,724
200	POSCO (Korea, Republic of) (a)	4.00	08/01/23	214,004
225	Sherwin-Williams Co. (The)	2.30	05/15/30	230,156
100	Sherwin-Williams Co. (The)	2.95	08/15/29	107,715
50	Sherwin-Williams Co. (The)	3.30	05/15/50	50,949
				3,328,358
	Communications (9.7%)
150	Amazon.com, Inc.	2.50	06/03/50	154,799
75	Amazon.com, Inc.	4.25	08/22/57	100,316
25	AT&T, Inc.	3.65	06/01/51	26,297
225	AT&T, Inc.	3.85	06/01/60	241,187
375	AT&T, Inc.	4.30	02/15/30	439,827
26	AT&T, Inc.	4.50	03/09/48	30,785
125	AT&T, Inc.	4.75	05/15/46	150,090
250	AT&T, Inc.	4.90	08/15/37	301,166
220	Baidu, Inc. (China)	2.875	07/06/22	225,665
150	Booking Holdings, Inc.	0.90	09/15/21	159,748
200	Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	203,156
150	Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	187,010
350	Comcast Corp.	1.95	01/15/31	354,796
100	Comcast Corp.	3.75	04/01/40	117,504
350	Comcast Corp.	4.049	11/01/52	430,682
125	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	6.625	08/15/27	66,879

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$50	Expedia Group, Inc.	3.25%	02/15/30	$46,712
100	Fox Corp.	5.576	01/25/49	139,487
375	Level 3 Financing, Inc. (a)	3.40	03/01/27	397,416
200	Prosus NV (Netherlands) (a)	3.68	01/21/30	209,916
200	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	5.152	09/20/29	230,712
188	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	03/20/23	190,077
200	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	217,773
450	T-Mobile USA, Inc. (a)	3.875	04/15/30	501,676
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	409,628
160	Twitter, Inc.	1.00	09/15/21	156,964
353	Verizon Communications, Inc.	4.672	03/15/55	480,804
150	Verizon Communications, Inc.	5.012	04/15/49	209,749
100	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	116,557
650	Walt Disney Co. (The)	3.60	01/13/51	727,505
148	Zillow Group, Inc.	2.00	12/01/21	183,323
				7,408,206
	Consumer, Cyclical (7.6%)
175	Alaska Airlines 2020-1 Class A Pass Through Trust (a)(b)	4.80	02/15/29	177,308
239	American Airlines Pass-Through Trust	4.00	01/15/27	183,721
517	American Airlines Pass-Through Trust, Series AA	3.15	08/15/33	478,192
445	British Airways Pass-Through Trust (United Kingdom) (a)	4.625	12/20/25	414,898
200	Daimler Finance North America LLC (Germany) (a)	2.70	06/14/24	206,852
200	Delta Air Lines, Inc., Series AA	3.204	10/25/25	200,457
325	Dollar General Corp.	3.50	04/03/30	365,801
300	Ford Motor Credit Co., LLC	3.096	05/04/23	285,435
250	Ford Motor Credit Co., LLC	4.389	01/08/26	238,398
300	General Motors Co.	6.60	04/01/36	324,621
50	General Motors Financial Co., Inc.	3.85	01/05/28	49,713
100	General Motors Financial Co., Inc.	4.35	01/17/27	103,612
200	Home Depot, Inc. (The)	2.95	06/15/29	225,093
25	Home Depot, Inc. (The)	3.125	12/15/49	27,524
75	Home Depot, Inc. (The)	3.30	04/15/40	84,501
75	Hyundai Capital America (a)	2.375	02/10/23	75,653
296	JetBlue Pass Through Trust, Series AA	2.75	11/15/33	282,433
750	Las Vegas Sands Corp.	3.20	08/08/24	747,840

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$50	Las Vegas Sands Corp.	3.50%	08/18/26	$49,899
	175	NIKE, Inc.	3.375	03/27/50	202,877
	400	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	392,578
	350	Ross Stores, Inc.	4.80	04/15/30	419,741
	200	Walmart, Inc.	2.95	09/24/49	226,027
					5,763,174
		Consumer, Non-Cyclical (13.2%)
	400	Abbott Laboratories	1.40	06/30/30	398,578
	425	AbbVie, Inc. (a)	3.20	11/21/29	469,536
	325	AbbVie, Inc. (a)	4.25	11/21/49	395,711
	75	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)	3.50	02/15/23	76,013
	125	Altria Group, Inc.	5.80	02/14/39	154,768
	125	Amgen, Inc.	4.663	06/15/51	166,948
	225	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	3.65	02/01/26	252,812
	25	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.75	01/23/29	30,229
	500	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	5.55	01/23/49	667,665
	150	Anthem, Inc.	2.375	01/15/25	159,303
	225	Anthem, Inc.	3.65	12/01/27	256,520
	325	BAT Capital Corp. (United Kingdom)	3.222	08/15/24	348,265
	375	BAT Capital Corp. (United Kingdom)	3.557	08/15/27	404,437
	250	Boston Scientific Corp.	2.65	06/01/30	260,853
	125	Campbell Soup Co.	3.125	04/24/50	127,975
	225	Cigna Corp.	2.40	03/15/30	233,759
	200	Cigna Corp. (a)	3.05	10/15/27	217,710
	250	Clorox Co. (The)	1.80	05/15/30	252,811
	350	Coca-Cola Femsa SAB de CV (Mexico)	2.75	01/22/30	371,230
	475	CVS Health Corp.	3.75	04/01/30	548,362
	350	Diageo Capital PLC (United Kingdom)	2.00	04/29/30	362,567
	200	Diageo Capital PLC (United Kingdom)	2.375	10/24/29	213,688
	225	DP World PLC (United Arab Emirates) (a)	5.625	09/25/48	246,486
	275	General Mills, Inc.	2.875	04/15/30	300,044
	200	Global Payments, Inc.	2.90	05/15/30	210,136
EUR	100	Grifols SA (Spain) (a)	2.25	11/15/27	110,816
	$50	HCA, Inc.	5.25	06/15/49	60,046
	150	HCA, Inc.	5.50	06/15/47	183,083
	125	Hormel Foods Corp.	1.80	06/11/30	127,422
	500	Imperial Brands Finance PLC (United Kingdom) (a)	3.125	07/26/24	519,953
	225	Kimberly-Clark de Mexico SAB de CV (Mexico) (a)(b)	2.431	07/01/31	227,527

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$200	Kroger Co. (The)	2.20%	05/01/30	$208,465
	200	Mars, Inc. (a)	3.20	04/01/30	227,908
	225	Mondelez International, Inc.	2.75	04/13/30	242,709
	200	PayPal Holdings, Inc.	2.30	06/01/30	209,340
EUR	100	Q-Park Holding I BV (Netherlands) (a)	1.50	03/01/25	104,543
	$525	Smithfield Foods, Inc. (a)	5.20	04/01/29	568,478
	20	Teva Pharmaceutical Finance Netherlands III BV (Israel)	2.20	07/21/21	19,638
	125	Upjohn, Inc. (a)	3.85	06/22/40	134,799
					10,071,133
		Energy (9.0%)
	325	Aker BP ASA (Norway) (a)	4.75	06/15/24	327,624
	200	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	219,538
	175	BP Capital Markets PLC (United Kingdom) (c)	4.375	06/22/25	178,063
	175	BP Capital Markets PLC (United Kingdom) (c)	4.875	03/22/30	181,125
	150	Cameron LNG LLC (a)	2.902	07/15/31	160,823
	375	Canadian Natural Resources Ltd. (Canada)	2.95	01/15/23	387,913
	375	Chevron Corp.	2.236	05/11/30	393,232
	250	Cimarex Energy Co.	3.90	05/15/27	253,162
	100	Concho Resources, Inc.	4.85	08/15/48	113,057
	400	Diamondback Energy, Inc.	3.25	12/01/26	402,741
	100	Enbridge, Inc. (Canada)	3.125	11/15/29	105,023
	125	Enterprise Products Operating LLC	3.95	01/31/60	130,118
	200	Enterprise Products Operating LLC	4.20	01/31/50	224,126
	100	Equinor ASA (Norway)	3.70	04/06/50	114,844
	125	Exxon Mobil Corp.	3.095	08/16/49	130,285
	100	Kinder Morgan, Inc.	5.55	06/01/45	122,246
	150	Marathon Petroleum Corp.	4.70	05/01/25	168,099
	250	Midwest Connector Capital Co. LLC (a)	3.625	04/01/22	256,240
	100	MPLX LP	5.20	12/01/47	103,339
	100	Noble Energy, Inc.	4.95	08/15/47	89,496
	125	Occidental Petroleum Corp.	3.50	08/15/29	91,650
	100	Occidental Petroleum Corp.	4.40	04/15/46	69,923
	325	ONEOK, Inc.	3.10	03/15/30	311,589
	200	Patterson-UTI Energy, Inc.	3.95	02/01/28	151,249
	125	Phillips 66	2.15	12/15/30	121,620
	200	Rockies Express Pipeline LLC (a)	3.60	05/15/25	185,435
	150	Sabine Pass Liquefaction LLC (a)	4.50	05/15/30	166,853
	325	Saudi Arabian Oil Co. (Saudi Arabia) (a)	3.50	04/16/29	351,124
	200	Shell International Finance BV (Netherlands)	3.125	11/07/49	210,493

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$175	Sunoco Logistics Partners Operations LP	3.90%	07/15/26	$183,957
100	Sunoco Logistics Partners Operations LP	4.00	10/01/27	102,505
125	Transcontinental Gas Pipe Line Co. LLC (a)	3.25	05/15/30	133,768
200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28	218,772
250	Western Midstream Operating LP	3.10	02/01/25	237,765
100	Williams Cos., Inc. (The)	4.85	03/01/48	109,556
125	Williams Cos., Inc. (The)	5.10	09/15/45	137,583
				6,844,936
	Finance (35.2%)
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.50	05/26/22	148,533
350	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.125	07/03/23	342,507
175	Aflac, Inc.	3.60	04/01/30	203,904
400	Air Lease Corp.	3.75	06/01/26	403,968
100	American International Group, Inc.	4.25	03/15/29	114,579
225	Aon Corp.	2.80	05/15/30	241,241
125	Arch Capital Group Ltd. (Bermuda)	3.635	06/30/50	131,630
325	Avolon Holdings Funding Ltd. (Ireland) (a)	2.875	02/15/25	273,297
175	Banco de Credito del Peru (Peru) (a)	2.70	01/11/25	175,624
250	Banco Santander Chile (Chile) (a)	2.70	01/10/25	257,189
50	Bank of America Corp.	2.496	02/13/31	52,487
25	Bank of America Corp.	2.592	04/29/31	26,511
100	Bank of America Corp.	2.676	06/19/41	103,098
25	Bank of America Corp.	3.194	07/23/30	27,620
575	Bank of America Corp.	4.244	04/24/38	699,596
400	Bank of America Corp.	4.25	10/22/26	459,208
100	Bank of America Corp.	6.11	01/29/37	141,116
105	Bank of America Corp.	7.75	05/14/38	171,954
375	Barclays PLC (United Kingdom)	2.852	05/07/26	392,268
400	BBVA USA	2.50	08/27/24	406,551
350	BNP Paribas SA (France) (a)	3.052	01/13/31	369,111
275	BNP Paribas SA (France) (a)	4.40	08/14/28	317,432
225	Boston Properties LP	3.25	01/30/31	242,908
250	BPCE SA (France) (a)	4.00	09/12/23	270,496
400	BPCE SA (France) (a)	5.15	07/21/24	446,896
100	Brookfield Finance LLC (Canada)	3.45	04/15/50	96,158
75	Brookfield Finance, Inc. (Canada)	3.90	01/25/28	82,434
400	Brookfield Finance, Inc. (Canada)	4.25	06/02/26	450,574

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$25	Brookfield Finance, Inc. (Canada)	4.85%	03/29/29	$29,468
175	Brown & Brown, Inc.	4.20	09/15/24	189,861
275	Capital One Financial Corp.	3.30	10/30/24	296,071
625	Capital One Financial Corp.	3.75	03/09/27	690,824
775	Citigroup, Inc.	2.572	06/03/31	802,604
425	Citigroup, Inc.	4.45	09/29/27	485,513
155	CNO Financial Group, Inc.	5.25	05/30/29	166,699
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	225,621
325	Credit Agricole SA (France) (a)	3.75	04/24/23	348,075
250	Credit Agricole SA (France) (a)	4.125	01/10/27	282,368
550	Credit Suisse Group AG (Switzerland) (a)	2.593	09/11/25	569,137
250	Crown Castle International Corp.	3.30	07/01/30	275,541
100	Crown Castle International Corp.	4.15	07/01/50	117,719
225	CyrusOne LP/CyrusOne Finance Corp.	2.90	11/15/24	236,664
200	Danske Bank A/S (Denmark) (a)	5.00	01/12/23	210,138
450	Deutsche Bank AG (Germany)	2.70	07/13/20	450,097
225	Deutsche Bank AG (Germany)	3.15	01/22/21	226,111
375	Duke Realty LP	1.75	07/01/30	373,373
300	Equitable Financial Life Global Funding (a)(b)	1.40	07/07/25	300,573
325	Five Corners Funding Trust II (a)	2.85	05/15/30	336,522
250	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	254,471
225	General Electric Co., MTN	5.875	01/14/38	254,242
200	GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	198,706
325	Goldman Sachs Group, Inc. (The)	3.691	06/05/28	364,293
375	Goldman Sachs Group, Inc. (The)	6.25	02/01/41	562,992
300	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	437,261
200	Grupo Aval Ltd. (Colombia) (a)	4.375	02/04/30	190,438
150	Guardian Life Insurance Co. of America (The) (a)	4.85	01/24/77	192,403
375	Hartford Financial Services Group, Inc. (The)	2.80	08/19/29	397,840
175	Healthpeak Properties, Inc.	2.875	01/15/31	180,107
375	High Street Funding Trust I (a)	4.111	02/15/28	415,890
475	HSBC Holdings PLC (United Kingdom)	4.292	09/12/26	529,001
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26	278,708
250	ING Groep N.V. (Netherlands) (a)	4.625	01/06/26	293,344
250	iStar, Inc.	5.25	09/15/22	243,379
325	Itau Unibanco Holding SA (Brazil) (a)	2.90	01/24/23	321,875
225	JPMorgan Chase & Co.	2.956	05/13/31	239,144
850	JPMorgan Chase & Co.	3.702	05/06/30	977,182
175	JPMorgan Chase & Co.	3.964	11/15/48	214,402
225	Kilroy Realty LP	3.05	02/15/30	223,450
175	Kimco Realty Corp.	3.70	10/01/49	162,300

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$400	LeasePlan Corp. (Netherlands) (a)	2.875%	10/24/24	$409,502
	275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28	299,081
	250	Macquarie Bank Ltd. (Australia) (a)	3.624	06/03/30	262,675
	400	Marsh & McLennan Cos., Inc.	2.25	11/15/30	416,040
	200	MDC GMTN BV (United Arab Emirates) (a)	4.50	11/07/28	234,817
	200	MetLife, Inc.	5.875	02/06/41	286,020
	150	Metropolitan Life Global Funding I (a)	2.95	04/09/30	164,593
	425	Nationwide Building Society (United Kingdom) (a)	4.363	08/01/24	460,180
	250	Pine Street Trust I (a)	4.572	02/15/29	285,528
	50	Progressive Corp. (The)	3.20	03/26/30	56,996
	25	Progressive Corp. (The)	4.00	03/01/29	29,946
	575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/23	620,308
	350	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/23	363,338
	160	Service Properties Trust	4.35	10/01/24	144,290
	225	Shinhan Bank Co., Ltd. (Korea, Republic of) (a)	4.00	04/23/29	247,226
	350	Societe Generale SA (France) (a)	2.625	01/22/25	357,421
	200	SVB Financial Group	3.125	06/05/30	214,883
	275	Synchrony Bank	3.65	05/24/21	279,484
	100	Synchrony Financial	4.25	08/15/24	105,069
	125	TD Ameritrade Holding Corp.	3.30	04/01/27	140,190
	125	Visa, Inc.	2.70	04/15/40	134,160
	100	Wells Fargo & Co.	2.572	02/11/31	104,769
	150	Wells Fargo & Co.	2.879	10/30/30	160,601
	400	Wells Fargo & Co.	3.068	04/30/41	418,793
					26,789,207
		Industrials (5.9%)
EUR	300	Airbus SE (France) (d)	0.00	06/14/21	334,170
	$325	Aviation Capital Group LLC (a)	4.375	01/30/24	305,673
	25	Boeing Co. (The)	3.25	02/01/35	22,821
	150	Boeing Co. (The)	3.90	05/01/49	138,052
	125	Boeing Co. (The)	3.95	08/01/59	109,743
	250	Boeing Co. (The)	5.15	05/01/30	279,292
	375	Burlington Northern Santa Fe LLC	4.55	09/01/44	491,552
	200	Canadian National Railway Co. (Canada)	2.45	05/01/50	194,323
	165	Embraer Netherlands Finance BV (Brazil)	5.40	02/01/27	146,612
	350	Fortune Brands Home & Security, Inc.	4.00	09/21/23	382,037
	510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875	07/15/23	524,066
	425	John Deere Capital Corp.	2.45	01/09/30	461,515
	425	Nvent Finance Sarl (United Kingdom)	3.95	04/15/23	444,495

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
EUR	100	Silgan Holdings, Inc. (a)	2.25%	06/01/28	$108,350
	100	Standard Industries, Inc. (a)	2.25	11/21/26	106,451
	$100	TJX Cos., Inc.	4.50	04/15/50	129,077
	250	United Technologies Corp.	4.50	06/01/42	312,040
					4,490,269
		Technology (5.3%)
	186	Akamai Technologies, Inc. (a)	0.375	09/01/27	202,680
	325	Apple, Inc.	2.95	09/11/49	355,220
	500	Dell International LLC/EMC Corp. (a)	4.90	10/01/26	552,139
	100	Fiserv, Inc.	4.20	10/01/28	117,422
	175	Intel Corp.	4.75	03/25/50	247,820
	225	International Business Machines Corp.	4.15	05/15/39	272,805
	75	Lam Research Corp.	3.125	06/15/60	78,927
	525	Microsoft Corp.	2.525	06/01/50	550,448
	250	NetApp, Inc.	1.875	06/22/25	253,858
	166	Nuance Communications, Inc.	1.00	12/15/35	196,460
	175	NVIDIA Corp.	3.50	04/01/50	201,093
	275	NXP BV/NXP Funding LLC/NXP USA, Inc. (a)	3.40	05/01/30	296,494
	75	Oracle Corp.	3.60	04/01/40	85,435
	150	Oracle Corp.	3.85	04/01/60	176,524
	225	Oracle Corp.	4.00	11/15/47	262,954
	149	Verint Systems, Inc.	1.50	06/01/21	147,892
					3,998,171
		Utilities (7.3%)
	325	Avangrid, Inc.	3.80	06/01/29	376,812
	250	Boston Gas Co. (a)	4.487	02/15/42	310,317
	175	Cleveland Electric Illuminating Co. (The) (a)	4.55	11/15/30	213,451
	200	Consorcio Transmantaro SA (Peru) (a)	4.70	04/16/34	223,462
	100	Consumers Energy Co.	2.50	05/01/60	96,558
	150	Consumers Energy Co.	3.50	08/01/51	178,673
	175	DTE Electric Co.	2.95	03/01/50	182,037
	150	DTE Energy Co.	2.95	03/01/30	156,841
	100	Duke Energy Corp.	2.45	06/01/30	105,615
	250	Duke Energy Indiana LLC, Series YYY	3.25	10/01/49	276,772
	125	Enel Finance International N.V. (Italy) (a)	6.00	10/07/39	166,858
	300	Entergy Arkansas LLC	3.50	04/01/26	339,989

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2020 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$150	Entergy Louisiana LLC	3.05%	06/01/31	$166,756
150	FirstEnergy Corp., Series C	3.40	03/01/50	159,431
400	Georgia Power Co., Series B	3.70	01/30/50	446,155
50	Indiana Michigan Power Co.	4.25	08/15/48	61,882
100	Interstate Power & Light Co.	3.50	09/30/49	109,594
150	Interstate Power and Light Co.	2.30	06/01/30	153,158
350	NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	377,343
200	NiSource, Inc.	2.95	09/01/29	217,570
150	Northern States Power Co.	2.90	03/01/50	163,387
225	Oglethorpe Power Corp.	5.05	10/01/48	255,180
75	Pacific Gas and Electric Co.	2.10	08/01/27	74,411
125	Pacific Gas and Electric Co.	3.30	08/01/40	122,145
75	Pacific Gas and Electric Co.	3.50	08/01/50	72,673
175	Public Service Co. of Colorado, Series 34	3.20	03/01/50	196,014
150	Southern California Edison Co.	4.00	04/01/47	171,220
125	Virginia Electric & Power Co., Series B	3.30	12/01/49	139,193
				5,513,497
	Total Corporate Bonds (Cost $70,020,471)			74,206,951
	Short-Term Investments (1.2%)
	U.S. Treasury Security (1.2%)
889	U.S. Treasury Bill (e)(f) (Cost $888,185)	0.159	01/28/21	888,192

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2020 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (0.0%)
28	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 8) (Cost $28,258)		$28,258
	Total Short-Term Investments (Cost $916,443)		916,450
	Total Investments (Cost $70,936,914) (g)(h)	98.8%	75,123,401
	Other Assets in Excess of Liabilities	1.2	945,792
	Net Assets	100.0%	$76,069,193

  MTN  Medium Term Note.

  (a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  When-issued security.

  (c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2020.

  (d)  Capital appreciation bond.

  (e)  Rate shown is the yield to maturity at June 30, 2020.

  (f)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreement.

  (g)  Securities are available for collateral in connection with purchase of when-issued securities, an open foreign currency forward exchange contract, futures contracts and swap agreement.

  (h)  At June 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,035,191 and the aggregate gross unrealized depreciation is $804,005, resulting in net unrealized appreciation of $4,231,186.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2020 (unaudited) continued

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT:

The Fund had the following foreign currency forward exchange contract open at June 30, 2020:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
BNP Paribas SA	EUR	675,862	$767,630	09/03/20	$7,255

FUTURES CONTRACTS:

The Fund had the following futures contracts open at June 30, 2020:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 30 yr. Bond	24	Sep-20		$2,400	$4,285,500	$21,994
U.S. Treasury 2 yr. Note	16	Sep-20		3,200	3,533,250	415
U.S. Treasury 5 yr. Note	27	Sep-20		2,700	3,395,039	7,280
U.S. Treasury Ultra Bond	3	Sep-20		300	654,469	5,961
Short:
German Euro Bund	1	Sep-20	EUR	(100)	(198,320)	(1,347)
U.S. Treasury Ultra Long Bond	71	Sep-20		$(7,100)	(11,181,391)	(70,113)
						$(35,810)

CREDIT DEFAULT SWAP AGREEMENT:

The Fund had the following credit default swap agreement open at June 30, 2020:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. LLC* CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$736	$2,932	$(70,322)	$73,254

  †  Credit rating as issued by Standard & Poor's.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

  NR  Not rated.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2020 (unaudited) continued

Currency Abbreviations:

EUR  Euro.

USD  United States Dollar.

LONG TERM CREDIT ANALYSIS+
AAA	1.9%
AA	6.6
A	46.1
BBB	40.8
BB	3.6
B or Below	0.1
Not Rated	0.9
	100.0	%++

+  The ratings shown is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

++  Does not include open long/short futures contracts with a value of $23,247,969 and net unrealized depreciation of $35,810. Does not include an open foreign currency forward exchange contract with total unrealized appreciation of $7,255 and does not include an open swap agreement with total unrealized appreciation of $73,254.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements

Statement of Assets and Liabilities
June 30, 2020 (unaudited)

Assets:
Investments in securities, at value*	$75,095,143
Investment in affiliate, at value**	28,258
Total investments in securities, at value	75,123,401
Foreign currency, at value***	14,625
Unrealized appreciation on open foreign currency forward exchange contract	7,255
Receivable for:
Investments sold	1,169,123
Interest	646,669
Shares of beneficial interest sold	271,735
Variation margin on open futures contracts	9,724
Dividends from affiliate	18
Prepaid expenses and other assets	17,559
Total Assets	77,260,109
Liabilities:
Payable to bank	5,861
Payable for:
Investments purchased	1,031,805
Advisory fee	25,897
Variation margin on open swap agreements	11,890
Distribution fee (Class Y Shares)	7,953
Trustees' fees	5,586
Administration fee	4,942
Transfer agent fees	491
Shares of beneficial interest redeemed	114
Deferred capital gain country tax	6,572
Accrued expenses and other payables	89,805
Total Liabilities	1,190,916
Net Assets	$76,069,193
Composition of Net Assets:
Paid-in-capital	$64,779,204
Total Distributable Earnings	11,289,989
Net Assets	$76,069,193
* Cost	$70,908,656
** Affiliated Cost	$28,258
*** Foreign Currency Cost	$14,900
Class X Shares:
Net Assets	$36,804,408
Shares Outstanding (unlimited shares authorized, $0.01 par value)	3,015,489
Net Asset Value Per Share	$12.21
Class Y Shares:
Net Assets	$39,264,785
Shares Outstanding (unlimited shares authorized, $0.01 par value)	3,226,010
Net Asset Value Per Share	$12.17

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statement of Operations
For the six months ended June 30, 2020 (unaudited)

Net Investment Income:
Income
Interest	$1,285,696
Dividends from affiliates (Note 8)	3,670
Total Income	1,289,366
Expenses
Advisory fee (Note 4)	157,500
Professional fees	77,476
Distribution fee (Class Y shares) (Note 5)	48,699
Administration fee (Note 4)	30,000
Custodian fees	16,115
Shareholder reports and notices	11,420
Trustees' fees and expenses	2,865
Transfer agent fees (Note 6)	1,826
Other	26,431
Total Expenses	372,332
Less: rebate from Morgan Stanley affiliated cash sweep (Note 8)	(621)
Net Expenses	371,711
Net Investment Income	917,655
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	2,571,988
Futures contracts	287,802
Swap agreements	(688,632)
Foreign currency forward exchange contracts	(12,305)
Foreign currency translation	(245)
Net Realized Gain	2,158,608
Change in Unrealized Appreciation (Depreciation) on:
Investments (net of increase in deferred capital gain country tax of $476)	(232,968)
Futures contracts	18,627
Swap agreements	298,227
Foreign currency forward exchange contracts	10,692
Foreign currency translation	(255)
Net Change in Unrealized Appreciation (Depreciation)	94,323
Net Gain	2,252,931
Net Increase	$3,170,586

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statements of Changes in Net Assets

	For The Six Months Ended June 30, 2020	For The Year Ended December 31, 2019
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$917,655	$2,392,151
Net realized gain	2,158,608	2,854,924
Net change in unrealized appreciation (depreciation)	94,323	6,404,211
Net Increase	3,170,586	11,651,286
Dividends and Distributions to Shareholders:
Class X shares	—	(1,385,565)
Class Y shares	—	(1,321,853)
Total Dividends and Distributions to Shareholders	—	(2,707,418)
Net decrease from transactions in shares of beneficial interest	(5,781,072)	(7,526,301)
Net Increase (Decrease)	(2,610,486)	1,417,567
Net Assets:
Beginning of period	78,679,679	77,262,112
End of Period	$76,069,193	$78,679,679

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	For The Six Months Ended June 30, 2020	For The Year Ended December 31, 2019
	(unaudited)
Class X Shares
Shares
Sold	68,270	111,806
Reinvestment of dividends and distributions	—	124,043
Redeemed	(279,976)	(694,030)
Net Decrease - Class X	(211,706)	(458,181)
Amount
Sold	$808,470	$1,248,851
Reinvestment of dividends and distributions	—	1,385,565
Redeemed	(3,277,710)	(7,796,843)
Net Decrease - Class X	$(2,469,240)	$(5,162,427)
Class Y Shares
Shares
Sold	48,296	186,450
Reinvestment of dividends and distributions	—	118,340
Redeemed	(339,813)	(517,534)
Net Decrease - Class Y	(291,517)	(212,744)
Amount
Sold	$579,393	$2,116,455
Reinvestment of dividends and distributions	—	1,321,853
Redeemed	(3,891,225)	(5,802,182)
Net Decrease - Class Y	$(3,311,832)	$(2,363,874)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2020 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Trust applies investment company accounting and reporting guidance.

The Trust consists of Income Plus Portfolio (the "Fund"). The Trust was organized on February 25, 1983 as a Massachusetts business trust and the Fund commenced operations on March 1, 1987. The Fund is classified as diversified and seeks, as its primary objective, to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.

On June 5, 2000, the Trust commenced offering one additional class of shares (Class Y shares). The Fund currently offers two share classes — Class X shares and Class Y shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The following is a summary of significant accounting policies:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from

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one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Trust's Board of Trustees (the "Trustees") or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (7) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

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supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

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D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

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G. Indemnifications — The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB Accounting Standards CodificationTM (ASC) 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

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The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$74,206,951	$—	$74,206,951
Short-Term Investments
U.S. Treasury Security	—	888,192	—	888,192
Investment Company	28,258	—	—	28,258
Total Short-Term Investments	28,258	888,192	—	916,450
Foreign Currency Forward Exchange Contract	—	7,255	—	7,255
Futures Contracts	35,650	—	—	35,650
Credit Default Swap Agreement	—	73,254	—	73,254
Total Assets	63,908	75,175,652	—	75,239,560
Liabilities:
Futures Contracts	(71,460)	—	—	(71,460)
Total	$(7,552)	$75,175,652	$—	$75,168,100

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require

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investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use

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of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or

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non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. The Fund may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, the Fund would pay to the counterparty the periodic stream of payments. If no default occurs, the Fund would receive no benefit from the contract. As the seller in a credit default swap, the Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

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The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Asset and Liabilities.

Upfront payments received or paid by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2020:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$35,650	(a)	Variation margin on open futures contracts	$(71,460	)(a)
Credit Risk	Variation margin on open swap agreement	73,254	(a)	Variation margin on open swap agreement	—
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contract	7,255		Unrealized depreciation on open foreign currency forward exchange contract	—
		$116,159			$(71,460)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

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The following tables set forth by primary risk exposure of the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2020 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$287,802	$—	$(724,090)
Currency Risk	—	(12,305)	—
Credit Risk	—	—	35,458
Total	$287,802	$(12,305)	$(688,632)
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$18,627	$—	$223,028
Currency Risk	—	10,692	—
Credit Risk	—	—	75,199
Total	$18,627	$10,692	$298,227

At June 30, 2020, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES
DERIVATIVES(b)	ASSETS(c)	LIABILITIES(c)
Foreign Currency Forward Exchange Contract	$7,255	$—

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with their respective contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in

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the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2020:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNP Paribas SA	$7,255	$—	$—	$7,255

For the six months ended June 30, 2020, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:

Average monthly principal amount	$863,110

Futures Contracts:

Average monthly notional value	$33,737,925

Swap Agreements:

Average monthly notional amount	$2,989,667

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4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% to the portion of the daily net assets in excess of $1.25 billion. For the six months ended June 30, 2020, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.42% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus (es) or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements and may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future. This arrangement had no effect during the most recent reporting period.

Under a Sub-Administration agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Trust are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of the Fund bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

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6. Dividend Disbursing and Transfer Agent

The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Fund of the Trust.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

8. Security Transactions and Transactions with Affiliates

The Fund's cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2020, aggregated $69,214,530 and $71,171,198, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2020, advisory fees paid were reduced by $621 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2020 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2019	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2020
Liquidity Funds	$3,381,018	$12,069,340	$15,422,100	$3,670	$—	$—	$28,258

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions

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of the Rule. For the six months ended June 30, 2020, the Fund did not engage in any cross-trade transactions.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

At June 30, 2020, the accrued pension liability reflected as "Trustees' fees" in the Statement of Assets and Liabilities for the Fund is $5,586.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Trust.

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2020 (unaudited) continued

returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2019 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2019 and 2018 was as follows:

2019 DISTRIBUTIONS PAID FROM:		2018 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$2,707,418	$—	$2,900,920	$1,798,551

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2019.

At December 31, 2019, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$3,378,855	$580,839

During the year ended December 31, 2019, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $1,125,976.

10. Purposes of and Risks Relating to Certain Financial Instruments

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2020 (unaudited) continued

11. Credit Facility

The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2020, the Fund did not have any borrowings under the Facility.

12. Other

At June 30, 2020, the Trust had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Trust. The aggregate percentage of such owners was 94.3%.

13. Subsequent Event

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's Investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's Investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

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Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(1)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
CLASS X SHARES
2015	$11.86	$0.42	$(0.66)	$(0.24)	$(0.47)	$(0.01)	$(0.48)
2016(2)	11.14	0.42	0.37	0.79	(0.46)	(0.28)	(0.74)
2017	11.19	0.34	0.39	0.73	(0.41)	—	(0.41)
2018	11.51	0.36	(0.82)	(0.46)	(0.38)	(0.24)	(0.62)
2019	10.43	0.35	1.30	1.65	(0.41)	—	(0.41)
2020(3)	11.67	0.15	0.39	0.54	—	—	—
CLASS Y SHARES
2015	11.82	0.39	(0.64)	(0.25)	(0.44)	(0.01)	(0.45)
2016(2)	11.12	0.39	0.35	0.74	(0.42)	(0.28)	(0.7)
2017	11.16	0.32	0.39	0.71	(0.38)	—	(0.38)
2018	11.49	0.33	(0.82)	(0.49)	(0.35)	(0.24)	(0.59)
2019	10.41	0.33	1.30	1.63	(0.38)	—	(0.38)
2020(3)	11.66	0.14	0.37	0.51	—	—	—

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund.

(3)  For the six months ended June 30, 2020 (unaudited).

(4)  Amount is less than 0.005%.

(5)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016
Class X	0.68%	3.62%
Class Y	0.93	3.37

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31	NET ASSETS VALUE END OF PERIOD	TOTAL RETURN(5)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
CLASS X SHARES
2015	$11.14	(2.09)%	$57,579	0.68	%(6)	3.56	%(6)	0.00	%(4)	44%
2016(2)	11.19	7.08	53,539	0.63	(6)(7)	3.67	(6)(7)	0.00	(4)	39
2017	11.51	6.65	48,050	0.77	(6)	3.02	(6)	0.00	(4)	50
2018	10.43	(4.01)	38,430	0.78	(6)	3.27	(6)	0.00	(4)	47
2019	11.67	15.96	37,676	0.81	(6)	3.15	(6)	0.00	(4)	72
2020(3)	12.21	4.63 (8)	36,804	0.86	(6)(9)	2.58	(6)(9)	0.00	(4)(9)	94	(8)
CLASS Y SHARES
2015	11.12	(2.22)	56,969	0.93	(6)	3.31	(6)	0.00	(4)	44
2016(2)	11.16	6.68	52,595	0.88	(6)(7)	3.42	(6)(7)	0.00	(4)	39
2017	11.49	6.46	48,287	1.02	(6)	2.77	(6)	0.00	(4)	50
2018	10.41	(4.31)	38,832	1.03	(6)	3.02	(6)	0.00	(4)	47
2019	11.66	15.78	41,004	1.06	(6)	2.90	(6)	0.00	(4)	72
2020(3)	12.17	4.37 (8)	39,265	1.11	(6)(9)	2.33	(6)(9)	0.00	(4)(9)	94	(8)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ■ June 30, 2020 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the first-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ■ June 30, 2020 (unaudited) continued

management fee was lower than its peer group average, the actual management fee was higher than but close to its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and management fee were competitive with its peer group averages and (ii) the total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ■ June 30, 2020 (unaudited) continued

competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Liquidity Risk Management Program ■ June 30, 2020 (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Trustees
Frank L. Bowman	Joseph J. Kearns
Kathleen A. Dennis	Michael F. Klein
Nancy C. Everett	Patricia Maleski
Jakki L. Haussler	W. Allen Reed
Dr. Manuel H. Johnson	Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent	Custodian
DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser and Administrator
Perkins Coie LLP 1155 Avenue of the Americas, 22nd Floor New York, New York 10036	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

VARINSAN
3184476 EXP. 08.31.21

#40113A

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 13, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 13, 2020

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 13, 2020